Statements of Consolidated Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 1,071	$ 1,108
Property, plant, and equipment	52,653	23,712
Right-of-use assets	63,669	45,612
Other non-current financial assets	7,376	5,517
Total non-current assets	124,769	75,949
Current assets
Inventories	5,710	2,897
Trade receivables	3,976	2,959
Subsidies receivables	5,367	9,140
Other current assets	21,786	15,617
Current financial assets	50,378	20,385
Cash and cash equivalents	260,710	340,522
Total current assets	347,927	391,520
TOTAL ASSETS	472,696	467,469
Shareholders' equity
Share capital	2,768	2,767
Premiums related to the share capital	849,322	843,478
Currency translation adjustment	(23,730)	(22,641)
Retained deficit	(508,533)	(406,390)
Net income (loss)	(12,221)	(102,091)
Total shareholders' equity - Group Share	307,606	315,123
Non-controlling interests	37,453	40,347
Total shareholders' equity	345,059	355,470
Non-current liabilities
Non-current financial liabilities	6,640	0
Non-current lease debts	64,864	46,540
Non-current provisions	3,080	2,855
Total non-current liabilities	74,585	49,395
Current liabilities
Current lease debts	3,777	1,067
Trade payables	32,674	29,264
Deferred revenues and contract liabilities	483	20,033
Current provisions	1,619	3,743
Other current liabilities	14,499	8,497
Total current liabilities	53,052	62,604
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 472,696	$ 467,469